Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 6
Prospectus Date	rr_ProspectusDate	Nov. 03, 2015
Supplement [Text Block]	pip06_SupplementTextBlock

Prudential Investment Portfolios 6

Prudential California Muni Income Fund

Supplement dated June 10, 2016 to the
Currently Effective Prospectus and Summary Prospectus of the Fund named above (the Fund)

Effective June 30, 2016, the Barclays California Municipal Bond Index will be utilized by the Fund as a secondary benchmark for the Fund.

To reflect the addition of the secondary benchmark, in the section of the Fund’s Summary Prospectus and the Fund’s Prospectus entitled “Investments, Risks and Performance,” the Index returns table is deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years
Barclays Municipal Bond Index	9.05	5.16	4.74
Barclays California Municipal Bond Index	9.97	6.20	5.05

PRUDENTIAL CALIFORNIA MUNI INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip06_SupplementTextBlock

Prudential Investment Portfolios 6

Prudential California Muni Income Fund

Supplement dated June 10, 2016 to the
Currently Effective Prospectus and Summary Prospectus of the Fund named above (the Fund)

Effective June 30, 2016, the Barclays California Municipal Bond Index will be utilized by the Fund as a secondary benchmark for the Fund.

To reflect the addition of the secondary benchmark, in the section of the Fund’s Summary Prospectus and the Fund’s Prospectus entitled “Investments, Risks and Performance,” the Index returns table is deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years
Barclays Municipal Bond Index	9.05	5.16	4.74
Barclays California Municipal Bond Index	9.97	6.20	5.05

PRUDENTIAL CALIFORNIA MUNI INCOME FUND | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.05%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
PRUDENTIAL CALIFORNIA MUNI INCOME FUND | Barclays California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.97%
Five Years	rr_AverageAnnualReturnYear05	6.20%
Ten Years	rr_AverageAnnualReturnYear10	5.05%